Warrant Liability - Schedule of Movement of Warrant Liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Warranty Liabilities [Roll Forward]
Balance, beginning of the period	$ 67,000
Fair value loss of the warrant liability	85,750
Exercise of the warrant liability	(152,750)
Balance, end of the period	$ 0